AMERITAS VARIABLE LIFE INSURANCE COMPANY

         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2

           Supplement to OVERTURE MEDLEY! Prospectus Dated May 1, 2002

                          Supplement Dated June 1, 2002

The changes to the prospectus identified in this supplement relate to the Value+ Option available for Policies issued after June 1, 2002

1.   Cover Page.  The following paragraph is added:

          Optional features of the Policy include the Value+ Option. AVLIC will credit a bonus to your Policy value on all premium payments you make during the first nine Policy Years. Policy expenses are higher if optional features are selected. Expenses for the Value+ Option may exceed the credit you receive.

2. Page 6. The following addition is made to the FEE TABLES schedule of charges:

     ------------------------------------------------------------------------------ ---------------- ---------------
                                                                                                        Guaranteed
     '  = Base Policy Fees.                                                              Current          Maximum
     Y  = Optional Feature Fees.                                                           Fee              Fee
     ------------------------------------------------------------------------------ ---------------- ---------------
     Y        Optional Value+ Option                                                      0.42%            0.55%
     ---------------------------------------------------------------------------------------------------------------

3. Page 9. The EXAMPLES OF EXPENSES text and table is changed to the following:

         EXAMPLES OF EXPENSES. The following chart shows the overall expenses you would pay under a Policy under certain assumptions on a $1,000 investment with a hypothetical 5% annual return on assets, and assuming the entire $1000 is invested in the Subaccount listed. In total, these examples assume maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 3.35% of other Policy value annual expenses for the most expensive of each optional feature (the Minimum Initial Premium, 15%+ carryover free withdrawal, 5-year withdrawal charge, Value+ Option, Expanded Estate Protection Benefit, and "greater of" guaranteed minimum death benefit optional features), plus the underlying portfolio 2001 expenses. If you select fewer or less expensive optional features, your expenses could be less than shown. If our current fees are less than the guaranteed maximum fees, your expenses could also be less than shown. The examples assume that the fee waiver and expense reimbursement limits set forth in the chart above will continue for the period shown, but do not reflect any premium tax charge which may apply. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be greater or less than those shown in the chart.

                                   --------------------------------------------------------------------------------------
                                    Surrender Policy at the    Annuitize Policy at the end  Policy is neither surrendered
                                   end of the Time period ($)  end of the time period. ($)       nor annuitized. ($)
 ------------------------------------------------------------------------------------------------------------------------
 Variable Investment Option           1 Yr   3 Yr  5 Yr  10 Yr  1 Yr   3 Yr  5 Yr  10 Yr   1 Yr  3 Yr  5 Yr   10 Yr
 ------------------------------------------------------------------------------------------------------------------------
 ALGER
 Alger American Balanced              $134  $240   $326  $527   $134   $160  $266   $527   $54   $160  $266   $527
 Alger American Leveraged AllCap      $134  $242   $329  $532   $134   $162  $269   $532   $54   $162  $269   $532
 AMERICAN CENTURY
 VP Income & Growth                   $132  $236   $320  $516   $132   $156  $260   $516   $52   $156  $260   $516
 AMERITAS PORTFOLIOS (subadvisor)
 Ameritas Growth (Fred Alger)         $134  $241   $328  $530   $134   $161  $268   $530   $54   $161  $268   $530
 Ameritas Income & Growth (Fred       $133  $238   $323  $522   $133   $158  $263   $522   $53   $158  $263   $522
    Alger)
 Ameritas MidCap Growth (Fred Alger)  $134  $243   $330  $534   $134   $163  $270   $534   $54   $163  $270   $534
 Ameritas Small Company Equity        $140  $258   $353  $573   $140   $178  $293   $573   $60   $178  $293   $573
    (Babson)
 Ameritas Money Market (Calvert)      $129  $226   $304  $489   $129   $146  $244   $489   $49   $146  $244   $489
 Ameritas Small Capitalization        $135  $244   $332  $538   $135   $164  $272   $538   $55   $164  $272   $538
    (McStay)
 Ameritas Emerging Growth (MFS Co.)   $135  $243   $330  $534   $135   $163  $270   $534   $55   $163  $270   $534
 Ameritas Growth With Income (MFS     $135  $244   $332  $537   $135   $164  $272   $537   $55   $164  $272   $537
    Co.)
 Ameritas Research (MFS Co.)          $135  $243   $331  $535   $135   $163  $271   $535   $55   $163  $271   $535
 Ameritas Select (Harris/Oakmark)     $139  $256   $351  $569   $139   $176  $291   $569   $59   $176  $291   $569
 Ameritas Index 500 (State Street)    $129  $227   $306  $492   $129   $147  $246   $492   $49   $147  $246   $492
 CALVERT PORTFOLIOS
 CVS Income                           $135  $244   $332  $537   $135   $164  $272   $537   $55   $164  $272   $537
 CVS Social Balanced                  $134  $241   $327  $529   $134   $161  $267   $529   $54   $161  $267   $529
 CVS Social Equity                    $135  $244   $332  $537   $135   $164  $272   $537   $55   $164  $272   $537
 CVS Social International Equity      $141  $261   $358  $580   $141   $181  $298   $580   $61   $181  $298   $580
 CVS Social Mid Cap Growth            $136  $248   $338  $547   $136   $168  $278   $547   $56   $168  $278   $547
 CVS Social Small Cap Growth          $139  $255   $349  $565   $139   $175  $289   $565   $59   $175  $289   $565

                                   --------------------------------------------------------------------------------------
                                    Surrender Policy at the    Annuitize Policy at the end  Policy is neither surrendered
                                   end of the Time period ($)  end of the time period. ($)       nor annuitized. ($)
 ------------------------------------------------------------------------------------------------------------------------
 Variable Investment Option           1 Yr   3 Yr  5 Yr  10 Yr  1 Yr   3 Yr  5 Yr  10 Yr   1 Yr  3 Yr  5 Yr   10 Yr
 ------------------------------------------------------------------------------------------------------------------------
 FIDELITY (Service Class 2)
 VIP Asset Manager                    $134  $242   $328  $531   $134   $162  $268   $531   $54   $162  $268   $531
 VIP Asset Manager: Growth            $135  $244   $332  $538   $135   $164  $272   $538   $55   $164  $272   $538
 VIP Contrafund(R)                    $134  $243   $330  $534   $134   $163  $270   $534   $54   $163  $270   $534
 VIP Equity-Income                    $133  $240   $326  $527   $133   $160  $266   $527   $53   $160  $266   $527
 VIP Growth                           $134  $242   $329  $533   $134   $162  $269   $533   $54   $162  $269   $533
 VIP High Income                      $135  $244   $332  $537   $135   $164  $272   $537   $55   $164  $272   $537
 VIP Investment Grade Bond            $133  $239   $325  $525   $133   $159  $265   $525   $53   $159  $265   $525
 VIP Overseas                         $137  $249   $340  $551   $137   $169  $280   $551   $57   $169  $280   $551
 INVESCO FUNDS
 VIF-Dynamics                         $136  $246   $336  $544   $136   $166  $276   $544   $56   $166  $276   $544
 MFS
 New Discovery                        $136  $246   $335  $542   $136   $166  $275   $542   $56   $166  $275   $542
 Strategic Income                     $134  $242   $329  $532   $134   $162  $269   $532   $54   $162  $269   $532
 Utilities                            $134  $242   $329  $533   $134   $162  $269   $533   $54   $162  $269   $533
 MORGAN STANLEY
 Emerging Markets Equity              $143  $267   $368  $596   $143   $187  $308   $596   $63   $187  $308   $596
 Global Value Equity                  $136  $248   $339  $549   $136   $168  $279   $549   $56   $168  $279   $549
 International Magnum                 $137  $249   $339  $549   $137   $169  $279   $549   $57   $169  $279   $549
 U.S. Real Estate                     $136  $247   $337  $545   $136   $167  $277   $545   $56   $167  $277   $545
 SALOMON BROTHERS
 Variable Capital                     $135  $244   $332  $538   $135   $164  $272   $538   $55   $164  $272   $538
 SUMMIT PINNACLE SERIES
 Nasdaq-100 Index                     $132  $235   $317  $513   $132   $155  $257   $513   $52   $155  $257   $513
 Russell 2000 Small Cap Index         $133  $237   $322  $520   $133   $157  $262   $520   $53   $157  $262   $520
 S&P MidCap 400 Index                 $131  $233   $315  $509   $131   $153  $255   $509   $51   $153  $255   $509
 THIRD AVENUE
 Third Avenue Value                   $138  $252   $345  $559   $138   $172  $285   $559   $58   $172  $285   $559
 -------------------------------------------------------------------------------------------------------------------

These examples reflect Separate Account and 2001 underlying portfolio expenses. The $40 guaranteed maximum annual Policy fee is reflected in these examples, based on an average Policy value of $75,000; however we do not currently charge the Policy Fee. Premium taxes may also apply.

4. Page 12. The section IMPORTANT POLICY PROVISIONS, POLICY APPLICATION AND ISSUANCE, "Right to Examine" Period Allocations, is amended by adding the following paragraph:

         Value+ Option and "Right to Examine" Period. The Value+ Option amount, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

5. Pages 15 and 22. The Optional Features list and the OPTIONAL FEATURES' FEES list are changed by adding the following:

     Optional Feature                    Prospectus Section Where It Is Covered
     ----------------                    --------------------------------------
     Y optional Value+ Option............INVESTMENT OPTIONS: Value+ Option


6.   Page 19.  The following is added to the section on INVESTMENT OPTIONS:

         VALUE+ OPTION

         The Value+ Option is subject to administrative availability. It must be elected when you apply for your Policy and is available only with a nine-year surrender charge period (not with optional seven- or five-year surrender charge periods). Once the Value+ Option is elected, it cannot be revoked.

         If you elect the Value+ Option, AVLIC will credit a bonus (the "Credit") to your Policy value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from AVLIC's general account and will be credited proportionately among the investment options you select for premiums. For premium payments received in Policy Years two through nine, AVLIC will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:


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



             Year                   Formula                Reduced Credit
             ----                   -------                --------------
               2                   4% x 8/9                     3.56%
               3                   4% x 7/9                     3.11%
               4                   4% x 6/9                     2.67%
               5                   4% x 5/9                     2.22%
               6                   4% x 4/9                     1.78%
               7                   4% x 3/9                     1.33%
               8                   4% x 2/9                     0.89%
               9                   4% x 1/9                     0.44%

         Value+ Option Charge

The annualized charge for the Value+ Option is currently 0.42% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. AVLIC expects to make a profit on this option. If you elect the Value+ Option, your current Separate Account annual expenses will total 1.17% of the average net asset value for the first nine Policy Years, assuming no charges for other riders. If you do not elect the Value+ Option, your current Separate Account annual expenses will be 0.75% for all Policy Years, again assuming no charges for other riders. The decision to elect or decline the Value+ Option depends on whether you believe it is to your advantage to have the Credit and incur the charges or not to have the Credit and avoid the charges. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

         "Right to Examine" and Value+ Option

         The "right to examine" period allows an Owner to return the Policy and receive a refund. "Right to examine" refunds are governed by state law and may be equal to (a) Policy value, (b) premiums received, or the greater of (a) or
(b). The Value+ Option amount, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

         Withdrawals and Value+ Option Recapture

         If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first Policy Year, the Credit Value recaptured by AVLIC withdrawn is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:

                    Year              Percentage
                    ----              ----------
                     2                   89%
                     3                   78%
                     4                   67%
                     5                   56%
                     6                   44%
                     7                   33%

         EXAMPLE: If you pay $100 in premium in the first Policy Year, we will credit $4 under this option. If at the end of five years this initial $4 Credit now has a value equal to $5 (Credit Value), we would recapture $2.80 (0.56 X $5), in the event you surrender your Policy.

         No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

         No recapture of the Credit Value will take place:

         - if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
         -  if a death benefit becomes payable, or
         - if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

In no event will the total dollar amount of the surrender charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:

                   Age (in years) of           Maximum Percentage of
                   Premium Payment                    Premium
                   -----------------           ---------------------
                           1                          12.5%
                           2                          11.1%
                           3                          10.2%
                           4                          10.0%
                           5                           9.0%
                           6                           8.0%
                           7                           7.0%

7. Page 24. The FEES section Optional Free Withdrawal Features provision is changed by adding disclosure that the Optional Expanded "Free" Withdrawal Feature takes into consideration any Value+ Credit amount. The revised paragraph reads as follows:

         Y Optional Expanded "Free" Withdrawal Feature.
           -------------------------------------------
         This optional feature allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value or any of your accumulated Policy earnings, minus prior "free" withdrawals taken since Policy issue. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium.) Under this option, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

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         This Supplement should be retained with your current prospectus for your Overture Medley! variable annuity Policy issued by Ameritas Variable Life Insurance Company.

           If you do not have a current prospectus, please contact us at 1-800-745-1112, or you may view or download a prospectus from our website - http://variable.ameritas.com.
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                                       iv